Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net earnings	$ 9,633	$ 9,388	$ 6,691
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	6,053	6,889	8,453
(Reduction)/Provision for loan losses	(17)	(699)	2,584
Deferred income taxes	100	178	534
Gain on sale of investment securities	0	(266)	(614)
Gain on sale of other real estate	(363)	(5)	(14)
Write-down of other real estate	118	627	595
Restricted stock expense	487	389	173
Change in:
Mortgage loans held for sale	(2,774)	(878)	6,425
Cash surrender value of life insurance	(421)	(419)	(432)
Other assets	165	(778)	1,508
Other liabilities	882	15	(982)
Net cash provided by operating activities	13,863	14,441	24,921
Cash flows from investing activities:
Purchases of investment securities available for sale	(19,220)	(32,851)	(98,129)
Proceeds from sales, calls and maturities of investment securities available for sale	5,475	36,148	63,597
Proceeds from paydowns of investment securities available for sale		20,202	17,463
Purchases of other investments	(6)	0	0
FHLB stock redemption	401	959	609
Net change in loans	(43,441)	(36,692)	(6,137)
Purchases of premises and equipment	(2,354)	(3,120)	(2,434)
Proceeds from sale of other real estate and repossessions	6,287	3,456	5,797
Net cash used by investing activities	(30,126)	(11,898)	(19,234)
Cash flows from financing activities:
Net change in deposits	17,475	15,339	17,836
Net change in securities sold under agreement to repurchase	(20,556)	3,034	10,818
Proceeds from FHLB borrowings	20,001	0	15,001
Repayments of FHLB borrowings	(26,501)	(15,000)	(20,001)
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Preferred stock and warrant repurchase	0	(12,524)	0
Stock options exercised	0	37	0
Common stock repurchased	(1,917)	(82)	0
Cash dividends paid on Series A preferred stock	0	0	(734)
Cash dividends paid on common stock	(1,574)	(1,022)	(677)
Net cash (used) provided by financing activities	(13,072)	(10,218)	22,243
Net change in cash and cash equivalents	(29,335)	(7,675)	27,930
Cash and cash equivalents at beginning of period	69,098	76,773	48,843
Cash and cash equivalents at end of period	39,763	69,098	76,773
Cash paid during the year for:
Interest	2,667	4,388	5,452
Income taxes	2,278	1,939	2,256
Noncash investing and financing activities:
Change in unrealized (loss) gain on investment securities available for sale, net	57	6,625	(6,784)
Transfer of loans to other real estate and repossessions	4,825	4,415	2,353
Financed portion of sale of other real estate	60	374	708
Accrued redemption of Series A Preferred Stock	$ 0	$ 0	$ 12,632